Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

16. Stock-Based Compensation

During 2023, the Company adopted the 2023 Employee Stock Purchase Plan (the “Purchase Plan”). The Purchase Plan permits eligible employees of the Company and certain designated companies as determined by the Board of Directors, to purchase shares of the Company’s Common Stock. The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 11,443. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 11,443. As of June 30, 2024 and December 31, 2023, 11,443 shares of common stock remain available to be purchased under the Purchase Plan, respectively.

During 2023, the Company adopted the 2023 Equity Incentive Plan (the “Plan”). The Plan permits the granting of incentive stock options, nonstatutory stock options, SARs, restricted stock awards, RSU awards, performance awards, and other awards. to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be 71,522. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance, which were 71,522. As of June 30, 2024 and December 31, 2023, 35,276 and 71,522 stock options remain available to be awarded under the Plan, respectively.

The Company accounts for stock-based payments pursuant to ASC 718 Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table summarizes assumptions used to compute the fair value of options granted:

	June 30, 2024	June 30, 2023
Stock price	$0.29 - 0.61	$8.22 - 9.56
Exercise price	$0.29 - 5.00	$11.98
Expected volatility	75.00 - 85.00%	80.00 - 99.03%
Expected term (in years)	5.75 - 10.00	5.25 - 6.08
Risk-free interest rate	4.20 - 4.50%	3.46 - 4.31%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2023	14,962	$293.50	8.43	$103,662
Granted	27,970	145.70	9.87
Exercised	—	—
Expired	—	—
Forfeited	(9,283)	239.11
Outstanding at June 30, 2024	33,649	$185.69	9.17	$1,807
Exercisable at June 30, 2024	8,675	$248.23	8.34	$1,807

In connection with issuances under the Plan, the Company recorded stock-based compensation expense of $457,231 and $620,987, which is included in general and administrative expense for the six months ended June 30, 2024 and 2023, respectively. The weighted-average grant-date fair value per option granted during the six months ended June 30, 2024 and 2023 was $8.60 and $426.61, respectively. As of June 30, 2024 and 2023, $1,262,655 and $2,575,808 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 3.80 and 2.97 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.

RSUs

During the three and six months ended June 30, 2024, the Company began issuing RSUs to employees and to non-employee directors. Each RSU entitles the recipient to one share of Class A Common Stock upon vesting. We measure the fair value of RSUs using the stock price on the date of grant. Stock-based compensation expense for employee-granted RSUs is recorded ratably over their vesting period of four years. 25% of the RSUs will vest on each anniversary of the vesting commencement date until the RSU is fully vested. Stock-based compensation expense for non-employee director-granted RSUs is recorded ratably over their vesting period which is the earlier to occur of the one (1) year anniversary of the respective grant date, or the next annual meeting of stockholders following the respective grant date.

A summary of the activity with respect to, and status of, RSUs during the six months ended June 30, 2024 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	17,851	26.64
Vested	—	—
Forfeited	(293)	14.65
Outstanding at June 30, 2024	17,558	$26.84

For the six months ended June 30, 2024, the Company recorded stock-based compensation expense of $208,178 which is included in general and administrative expense for the six months ended June 30, 2024. As of June 30, 2024, unrecognized compensation cost related to the grant of RSUs was $263,144. Unvested outstanding RSUs as of June 30, 2024 had a weighted average remaining vesting period of 1.3 years.

19. Stock-Based Compensation

Prior to the Merger, the Company established the Banzai International, Inc. 2016 Equity Incentive Plan (“the 2016 Plan”) on April 26, 2016, to enable the Company to attract, incentivize and retain eligible individuals through the granting of awards in the Company. The maximum number of options that may be issued over the term of the Plan were initially set at 8,000 shares of common stock. On July 19, 2017, the 2016 Plan was amended to increase the maximum number of options that may be issued to 48,000 shares of common stock. Accordingly, the Company has reserved a sufficient number of shares to permit the exercise of options in accordance with the terms of the 2016 Plan. The term of each award under the 2016 Plan shall be no more than ten years from the date of grant thereof. The Company’s Board of Directors is responsible for the administration of the 2016 Plan and has the sole discretion to determine which grantees will be granted awards and the terms and conditions of the awards granted. As of December 31, 2023, 11,443 stock options remain available to be awarded under the 2023 Plan.

During 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan permits the granting of incentive stock options, nonstatutory stock options, SARs, restricted stock awards, RSU awards, performance awards, and other awards. to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger. In addition, the aggregate number of shares of common stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance. As of December 31, 2023, no shares have been awarded under the 2023 Plan.

The Company accounts for stock-based payments pursuant to ASC 718 Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

On December 3, 2023, the Board of Directors of Banzai approved the repricing of 7,193 outstanding stock options held by current employees to an exercise price of $257.50. No other changes to the original stock option grant terms were made.

The incremental compensation cost was measured as the fair value of the stock options immediately before and immediately after the modification. The Company determined the total incremental compensation cost from the modification to be $113,475, of which $23,849 related to fully vested options and was expensed as stock-based compensation expense, and $89,626 related to unvested options and will be recognized over the remaining service period.

In connection with the Merger, each option of Banzai that was outstanding and unexercised immediately prior to the Effective Time (whether vested or unvested) was assumed by 7GC and converted into an option to acquire an adjusted number of shares of Common Stock at an adjusted exercise price per share (the “Substitute Options”), based on the Option Exchange Ratio (of 0.6147), and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the former option. Each Substitute Option will be exercisable for a number of whole shares of Common Stock equal to the product of the number of shares of Banzai common stock underlying such Banzai option multiplied by the Option Exchange Ratio, and the per share exercise price of such Substitute Option will be equal to the quotient determined by dividing the exercise price per share of Banzai common stock by the Option Exchange Ratio. The percentage of total shares of Common Stock subject to each Substitute Option that is vested immediately following the Effective Time will equal the percentage of total shares of Banzai common stock subject to each Banzai option that is vested immediately prior to the Effective Time.

Upon the closing of the Merger, the outstanding and unexercised Banzai stock options became options to purchase an aggregate 14,962 shares of the Company’s Common Stock at a weighted average exercise price of $293.50 per share. The Company accounted for the Substitute Options as a modification of the existing options. Incremental compensation costs, measured as the excess, if any, of the fair value of the modified options over the fair value of the original options immediately before its terms are modified, is measured based on the fair value of the underlying shares and other pertinent factors at the modification date. The change to the award effected only the number of options and strike price by the same exchange ratio, the Company determined the change would not impact the fair value of the awards. As such, no incremental compensation costs relating to the Substitute Options was recorded at the date of modification.

The following table summarizes assumptions used to compute the fair value of options granted:

	December 31, 2023	December 31, 2022
Stock price	$8.38 - 11.98	$1.54
Exercise price	$8.38 - 11.98	$1.04
Expected volatility	80.00 - 110.95%	53.61 - 55.30%
Expected term (in years)	5.00 - 6.08	5.94 - 6.08
Risk-free interest rate	3.46 - 4.31%	1.95 - 2.85%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2021	14,634	$57.50	7.20	$369,102
Retroactive application of recapitalization (Note 4)	(6,024)	36.05
Outstanding at December 31, 2021, after effect of Merger (Note 4)	9,610	93.55
Granted	4,702	138.50
Exercised	(171)	62.00		10,835
Expired	(2,411)	69.00
Forfeited	(4,310)	129.50
Outstanding at December 31, 2022	7,420	$106.44	7.95	$3,433,946
Granted	16,440	500.50
Exercised	(353)	109.56		4,440
Expired	(258)	598.50
Forfeited	(8,287)	538.00
Outstanding at December 31, 2023	14,962	$293.50	8.43	$103,662
Exercisable at December 31, 2023	6,900	$211.50	7.56	$103,251

In connection with issuances under the Plan, the Company recorded stock-based compensation expense of $1,245,796 and $770,336, which is included in general and administrative expense for the years ended December 31, 2023 and 2022, respectively. The weighted-average grant-date fair value per option granted during the years ended December 31, 2023 and 2022 was $4.86 and $0.77, respectively. As of December 31, 2023 and 2022, $2,594,571 and $160,203 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 2.73 and 2.74 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.